VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—5.1%
U.S. Treasury Bonds
3.000%, 8/15/48	$4,330	$3,206
2.000%, 2/15/50	2,045	1,199
1.375%, 8/15/50	12,795	6,291
1.875%, 2/15/51	5,255	2,937
2.250%, 2/15/52	35	21
2.875%, 5/15/52	2,335	1,631
3.625%, 2/15/53	425	344
3.625%, 5/15/53	3,840	3,106
4.125%, 8/15/53	940	832
4.250%, 2/15/54	4,255	3,847
4.625%, 5/15/54	3,870	3,727
4.500%, 11/15/54	1,885	1,778
U.S. Treasury Notes
4.375%, 12/31/29	1,070	1,099
4.250%, 11/15/34	495	500
Total U.S. Government Securities (Identified Cost $40,735)		30,518

Foreign Government Securities—1.1%
Abu Dhabi Government International Bond 144A 3.125%, 9/30/49(1)	165	118
Costa Rica Government
144A 6.550%, 4/3/34(1)	65	71
144A 7.300%, 11/13/54(1)	40	45
Dominican Republic 144A 4.875%, 9/23/32(1)	417	401
Federative Republic of Brazil
6.000%, 10/20/33	395	399
7.250%, 1/12/56	66	65
Hungary Government International Bond
144A 6.250%, 9/22/32(1)	275	293
144A 5.500%, 3/26/36(1)	98	98
Kingdom of Morocco 144A 3.000%, 12/15/32(1)	110	97
Republic of Angola
144A 8.000%, 11/26/29(1)	70	68
144A 9.244%, 1/15/31(1)	72	73
Republic of Colombia
7.375%, 4/25/30	125	132
8.000%, 11/14/35	142	151
8.750%, 11/14/53	57	63
Republic of El Salvador
144A 8.625%, 2/28/29(1)	82	87
RegS 7.650%, 6/15/35(2)	72	75
Republic of Guatemala 144A 6.600%, 6/13/36(1)	72	77
Republic of Indonesia 5.100%, 2/10/54	252	244
Republic of Ivory Coast 144A 8.250%, 1/30/37(1)	162	176
Republic of Kazakhstan 144A 5.500%, 7/1/37(1)	176	181
	Par Value	Value

Foreign Government Securities—continued
Republic of Kenya
144A 9.750%, 2/16/31(1)	$55	$60
144A 7.875%, 10/9/33(1)	90	90
Republic of Nigeria 144A 10.375%, 12/9/34(1)	163	193
Republic of Panama 8.000%, 3/1/38	219	256
Republic of Peru 5.375%, 2/8/35	240	245
Republic of Philippines 4.750%, 3/5/35	314	315
Republic of Poland
4.875%, 10/4/33	275	279
5.125%, 9/18/34	67	68
Republic of Serbia 144A 6.500%, 9/26/33(1)	76	81
Republic of South Africa
4.850%, 9/30/29	121	121
5.875%, 6/22/30	135	140
5.650%, 9/27/47	35	30
Republic of Turkiye
7.625%, 5/15/34	340	369
6.625%, 2/17/45	80	74
Republica Orient Uruguay 5.100%, 6/18/50	302	285
Romanian Government International Bond
144A 5.875%, 1/30/29(1)	194	201
144A 7.125%, 1/17/33(1)	85	92
144A 6.625%, 5/16/36(1)	94	98
Saudi International Bond
144A 4.875%, 7/18/33(1)	160	163
144A 5.625%, 1/13/35(1)	134	142
144A 4.500%, 10/26/46(1)	110	94
United Mexican States
6.000%, 5/7/36	245	249
6.625%, 1/29/38	200	209
Uzbekistan International Bond 144A 6.900%, 2/28/32(1)	45	48
Total Foreign Government Securities (Identified Cost $6,553)		6,816

Mortgage-Backed Securities—5.9%
Agency—5.9%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	26	27
Pool #A62213 6.000%, 6/1/37	52	55
Pool #SD5594 5.500%, 7/1/53	994	1,011
Pool #SD5856 3.500%, 1/1/54	2,843	2,635
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #SD8309 6.000%, 3/1/53	$2,873	$2,959
Pool #SD8350 6.000%, 8/1/53	795	818
Pool #SD8383 5.500%, 12/1/53	1,071	1,088
Pool #SD8418 4.500%, 4/1/54	2,248	2,196
Pool #SD8492 5.000%, 1/1/55	2,635	2,629
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	7	7
Pool #310041 6.500%, 5/1/37	65	69
Pool #735061 6.000%, 11/1/34	63	66
Pool #880117 5.500%, 4/1/36	2	2
Pool #909092 6.000%, 9/1/37	4	4
Pool #909175 5.500%, 4/1/38	44	45
Pool #909220 6.000%, 8/1/38	27	28
Pool #929625 5.500%, 6/1/38	52	54
Pool #938574 5.500%, 9/1/36	33	35
Pool #972569 5.000%, 3/1/38	44	45
Pool #CB6857 4.500%, 8/1/53	891	875
Pool #FA0685 6.000%, 1/1/55	2,209	2,269
Pool #FA1378 4.000%, 3/1/55	2,592	2,468
Pool #FA1728 6.000%, 10/1/53	2,264	2,326
Pool #FA2472 5.000%, 4/1/54	1,262	1,263
Pool #FS4438 5.000%, 11/1/52	1,514	1,516
Pool #FS6679 6.000%, 12/1/53	1,439	1,481
Pool #FS7751 4.000%, 3/1/53	2,105	2,005
Pool #FS8791 6.000%, 8/1/54	580	596
Pool #MA4785 5.000%, 10/1/52	1,301	1,305
Pool #MA4805 4.500%, 11/1/52	895	877
Pool #MA4980 6.000%, 4/1/53	1,343	1,386
Pool #MA5072 5.500%, 7/1/53	809	823
	Par Value	Value

Agency—continued
Pool #MA5385 4.000%, 6/1/54	$2,170	$2,059
Total Mortgage-Backed Securities (Identified Cost $34,605)		35,022

Corporate Bonds and Notes—10.9%
Communication Services—0.2%
Charter Communications Operating LLC 4.800%, 3/1/50	325	244
Meta Platforms, Inc. 5.750%, 11/15/65	560	534
Omnicom Group, Inc. 144A 5.375%, 6/15/33(1)	225	228
Sprint Capital Corp. 8.750%, 3/15/32	340	411
		1,417

Consumer Discretionary—0.4%
Ashtead Capital, Inc. 144A 5.950%, 10/15/33(1)	375	397
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	755	552
DR Horton, Inc. 5.500%, 10/15/35	365	380
Ford Motor Co. 3.250%, 2/12/32	286	252
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	191	188
Sodexo, Inc. 144A 5.800%, 8/15/35(1)	465	486
		2,255

Consumer Staples—0.3%
Alimentation Couche-Tard, Inc. 144A 5.077%, 9/29/35(1)	465	468
BAT Capital Corp. 7.750%, 10/19/32	330	385
Mars, Inc. 144A 5.200%, 3/1/35(1)	265	272
Philip Morris International, Inc. 4.900%, 11/1/34	460	464
Pilgrim’s Pride Corp. 6.250%, 7/1/33	463	495
		2,084

Energy—1.3%
BP Capital Markets plc 4.875% (3)	375	373
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)	230	246
144A 5.439%, 2/15/35(1)	225	230
Diamondback Energy, Inc. 5.900%, 4/18/64	385	363
DT Midstream, Inc. 144A 4.375%, 6/15/31(1)	360	352
Enbridge, Inc. 8.500%, 1/15/84	510	585
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Energy—continued
EOG Resources, Inc.
5.350%, 1/15/36	$100	$103
5.650%, 12/1/54	385	377
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	785	722
Harbour Energy plc 144A 6.327%, 4/1/35(1)	475	481
HF Sinclair Corp. 6.250%, 1/15/35	380	396
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	220	256
Occidental Petroleum Corp.
5.550%, 10/1/34	235	240
6.200%, 3/15/40	340	345
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	370	395
Petroleos Mexicanos
5.950%, 1/28/31	291	282
7.690%, 1/23/50	12	11
6.950%, 1/28/60	11	9
Petronas Capital Ltd. 144A 5.848%, 4/3/55(1)	163	170
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	310	283
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(1)	355	365
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	729	645
Western Midstream Operating LP 5.250%, 2/1/50	345	295
		7,524

Financials—5.0%
AerCap Ireland Capital DAC 6.950%, 3/10/55	229	240
Allianz SE 144A 6.350%, 9/6/53(1)	400	429
Ally Financial, Inc. 5.543%, 1/17/31	385	394
American Express Co. 5.625%, 7/28/34	670	700
Apollo Debt Solutions BDC 6.900%, 4/13/29	360	377
Apollo Global Management, Inc. 6.000%, 12/15/54	475	469
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	745	692
Australia & New Zealand Banking Group Ltd. 144A 5.816%, 6/18/36(1)	350	362
Avolon Holdings Funding Ltd. 144A 5.750%, 11/15/29(1)	470	487
Bank of America Corp.
2.687%, 4/22/32	245	225
2.972%, 2/4/33	408	373
5.518%, 10/25/35	540	553
Barclays plc 7.437%, 11/2/33	355	406
BlackRock Funding, Inc. 5.250%, 3/14/54	350	335
Blackstone Private Credit Fund 6.000%, 1/29/32	370	376
	Par Value	Value

Financials—continued
Blue Owl Finance LLC 3.125%, 6/10/31	$610	$553
BNSF Funding Trust I 6.613%, 12/15/55	380	380
BPCE S.A. 144A 7.003%, 10/19/34(1)	535	596
Brookfield Asset Management Ltd. 5.795%, 4/24/35	325	340
Capital One Financial Corp.
2.359%, 7/29/32	388	340
6.377%, 6/8/34	105	114
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(1)	275	287
Charles Schwab Corp. (The)
6.136%, 8/24/34	195	213
Series H 4.000%(3)	260	243
Citigroup, Inc.
6.270%, 11/17/33	690	751
6.174%, 5/25/34	379	402
Corebridge Financial, Inc. 6.375%, 9/15/54	565	569
Deutsche Bank AG 5.403%, 9/11/35	475	485
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(1)	350	334
EMD Finance LLC 144A 5.000%, 10/15/35(1)	460	462
F&G Annuities & Life, Inc. 6.500%, 6/4/29	385	401
Fifth Third Bancorp 4.337%, 4/25/33	355	347
Flutter Treasury DAC 144A 5.875%, 6/4/31(1)	460	466
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(1)	235	241
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(1)	197	225
Global Payments, Inc. 5.550%, 11/15/35	460	457
Goldman Sachs Group, Inc. (The) 5.330%, 7/23/35	665	683
HA Sustainable Infrastructure Capital, Inc.
6.375%, 7/1/34	210	214
6.750%, 7/15/35	240	251
Huntington Bancshares, Inc.
5.709%, 2/2/35	340	355
6.141%, 11/18/39	235	245
Icon Investments Six DAC 6.000%, 5/8/34	400	423
Imperial Brands Finance plc 144A 5.875%, 7/1/34(1)	345	361
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(1)	475	488
JPMorgan Chase & Co.
2.956%, 5/13/31	230	217
5.717%, 9/14/33	495	523
1.953%, 2/4/32	635	566
KeyCorp 6.401%, 3/6/35	600	652
Lloyds Banking Group plc 6.625% (3)	25	25
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
M&T Bank Corp. 5.400%, 7/30/35	$375	$379
Mizuho Financial Group, Inc. 2.564%, 9/13/31	385	345
Morgan Stanley
6.342%, 10/18/33	120	132
5.250%, 4/21/34	165	170
5.424%, 7/21/34	285	296
5.948%, 1/19/38	249	262
MSCI, Inc. 144A 3.625%, 9/1/30(1)	792	756
NatWest Group plc 6.475%, 6/1/34	390	409
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	445	469
Nippon Life Insurance Co.
144A 6.250%, 9/13/53(1)	200	212
144A 6.500%, 4/30/55(1)	75	81
Northern Trust Corp. 3.375%, 5/8/32	590	582
PNC Financial Services Group, Inc. (The) 5.575%, 1/29/36	455	474
Prudential Financial, Inc.
5.125%, 3/1/52	179	177
6.750%, 3/1/53	285	305
Reinsurance Group of America, Inc. 6.650%, 9/15/55	390	403
Societe Generale S.A. 144A 6.066%, 1/19/35(1)	415	438
South Bow USA Infrastructure Holdings LLC
5.584%, 10/1/34	240	242
6.176%, 10/1/54	95	91
State Street Corp.
6.123%, 11/21/34	110	119
Series I 6.700%(3)	240	250
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(1)	340	353
Sumitomo Life Insurance Co. 144A 5.875%, 9/10/55(1)	460	465
Toronto-Dominion Bank (The) 8.125%, 10/31/82	440	464
Transurban Finance Co. Pty Ltd. 144A 4.924%, 3/24/36(1)	465	461
U.S. Bancorp 5.424%, 2/12/36	475	494
UBS Group AG 144A 4.988%, 8/5/33(1)	550	558
Wells Fargo & Co.
6.491%, 10/23/34	445	493
Series BB 3.900%(3)	490	488
		29,995

Health Care—0.8%
180 Medical, Inc. 144A 5.300%, 10/8/35(1)	575	573
Amgen, Inc. 5.650%, 3/2/53	432	423
Baxter International, Inc. 5.650%, 12/15/35	455	460
CVS Health Corp. 5.050%, 3/25/48	600	529
	Par Value	Value

Health Care—continued
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	$610	$564
HCA, Inc.
5.450%, 9/15/34	235	242
5.250%, 6/15/49	415	375
IQVIA, Inc. 6.250%, 2/1/29	440	464
Royalty Pharma plc
5.400%, 9/2/34	325	333
3.350%, 9/2/51	330	219
Smith & Nephew plc 5.400%, 3/20/34	450	465
Universal Health Services, Inc. 2.650%, 1/15/32	510	450
Viatris, Inc. 144A 2.300%, 6/22/27(1)	1	— (4)
		5,097

Industrials—0.9%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	575	578
Aviation Capital Group LLC
144A 3.500%, 11/1/27(1)	125	123
144A 6.375%, 7/15/30(1)	210	224
Boeing Co. (The) 5.930%, 5/1/60	525	515
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	487	445
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	505	463
DP World Ltd. 144A 6.850%, 7/2/37(1)	105	119
Flowserve Corp. 3.500%, 10/1/30	480	458
Ingersoll Rand, Inc. 5.700%, 8/14/33	460	487
L3Harris Technologies, Inc. 5.400%, 7/31/33	480	500
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(1)	320	339
Regal Rexnord Corp. 6.400%, 4/15/33	334	359
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	258	270
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	24	25
Veralto Corp. 5.450%, 9/18/33	310	324
		5,229

Information Technology—0.6%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	445	464
144A 4.000%, 7/1/29(1)	215	210
Broadcom, Inc. 144A 3.137%, 11/15/35(1)	570	491
Flex Ltd. 5.375%, 11/13/35	460	459
Gartner, Inc. 144A 3.750%, 10/1/30(1)	595	564
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Marvell Technology, Inc. 5.450%, 7/15/35	$465	$479
Oracle Corp.
6.900%, 11/9/52	215	212
5.550%, 2/6/53	122	101
3.850%, 4/1/60	140	86
Roper Technologies, Inc. 5.100%, 9/15/35	465	469
		3,535

Materials—0.5%
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	580	574
Berry Global, Inc. 5.650%, 1/15/34	440	458
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	350	365
Glencore Funding LLC 144A 2.850%, 4/27/31(1)	505	466
Smurfit Kappa Treasury ULC 5.777%, 4/3/54	570	573
Sonoco Products Co. 5.000%, 9/1/34	360	357
		2,793

Utilities—0.9%
Black Hills Corp. 6.150%, 5/15/34	570	611
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	595	589
CMS Energy Corp. 4.750%, 6/1/50	615	605
Dominion Energy, Inc.
6.200%, 2/15/56	270	270
Series B 7.000%, 6/1/54	280	303
Electricite de France S.A. 144A 6.900%, 5/23/53(1)	425	468
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	400	461
Entergy Corp. 7.125%, 12/1/54	590	619
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	433	479
Puget Energy, Inc. 4.224%, 3/15/32	640	614
Southern California Edison Co. 6.000%, 1/15/34	355	373
		5,392

Total Corporate Bonds and Notes (Identified Cost $63,854)		65,321

	Shares
Common Stocks—61.7%
Communication Services—6.3%
Alphabet, Inc. Class A	36,027	11,277
Dayamitra Telekomunikasi PT	48,932,000	2,054
Infrastrutture Wireless Italiane SpA	237,527	2,201
Meta Platforms, Inc. Class A	12,577	8,302
	Shares	Value
Communication Services—continued
Netflix, Inc.(5)	66,110	$6,199
oOh!media Ltd.	4,254,860	3,691
Sarana Menara Nusantara Tbk PT	42,934,000	1,506
Trade Desk, Inc. (The) Class A(5)	74,903	2,843
		38,073

Consumer Discretionary—8.6%
Allegro.eu S.A.(5)	275,225	2,378
Amazon.com, Inc.(5)	56,769	13,103
Bright Horizons Family Solutions, Inc.(5)	12,851	1,303
Choice Hotels International, Inc.	12,724	1,212
Hermes International SCA Unsponsored ADR	15,801	3,919
Home Depot, Inc. (The)	8,396	2,889
Marriott International, Inc. Class A	21,070	6,537
MercadoLibre, Inc.(5)	1,845	3,716
NIKE, Inc. Class B	36,206	2,307
Ollie’s Bargain Outlet Holdings, Inc.(5)	12,548	1,375
O’Reilly Automotive, Inc.(5)	70,185	6,402
Pool Corp.	6,263	1,433
Rollins, Inc.	38,792	2,328
SiteOne Landscape Supply, Inc.(5)	9,116	1,135
Thor Industries, Inc.	17,736	1,821
		51,858

Consumer Staples—1.0%
Anhui Gujing Distillery Co., Ltd. Class B	190,600	2,139
BJ’s Wholesale Club Holdings, Inc.(5)	15,856	1,428
Heineken Malaysia Bhd	478,300	2,706
		6,273

Energy—0.5%
Pason Systems, Inc.	308,809	2,698
Financials—9.6%
AJ Bell plc	844,538	5,023
Caixa Seguridade Participacoes S.A.	2,074,636	6,292
FinecoBank Banca Fineco SpA	232,550	6,067
Hamilton Lane, Inc. Class A	7,632	1,025
Interactive Brokers Group, Inc. Class A	50,021	3,217
Jack Henry & Associates, Inc.	10,143	1,851
LPL Financial Holdings, Inc.	8,066	2,881
Moltiply Group SpA	29,775	1,214
Mortgage Advice Bureau Holdings Ltd.	200,106	1,856
Progressive Corp. (The)	23,571	5,368
Qualitas Controladora SAB de C.V.	140,753	1,455
S&P Global, Inc.	9,712	5,075
Steadfast Group Ltd.	265,776	936
Visa, Inc. Class A	36,920	12,948
W. R. Berkley Corp.	37,696	2,643
		57,851

Health Care—6.3%
As One Corp.	256,300	3,934
Chemed Corp.	2,402	1,028
Cooper Cos., Inc. (The)(5)	24,326	1,994
Danaher Corp.	19,248	4,406
Eli Lilly & Co.	6,380	6,856
Haw Par Corp., Ltd.	494,700	6,035
IDEXX Laboratories, Inc.(5)	6,371	4,310
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Health Care—continued
Intuitive Surgical, Inc.(5)	7,786	$4,410
Medline, Inc. Class A(5)	48,512	2,037
Riverstone Holdings Ltd.	998,500	676
Sartorius Stedim Biotech	7,639	1,885
		37,571

Industrials—12.1%
Allegion plc	15,246	2,427
Epiroc AB Class B	240,268	4,872
Equifax, Inc.	19,393	4,208
Exponent, Inc.	13,538	940
Fair Isaac Corp.(5)	4,688	7,926
Haitian International Holdings Ltd.	1,300,006	3,702
Howden Joinery Group plc	327,002	3,670
Knorr-Bremse AG	23,479	2,625
Lennox International, Inc.	3,317	1,611
MEITEC Group Holdings, Inc.	117,500	2,660
MISUMI Group, Inc.	160,400	2,506
MonotaRO Co., Ltd.	229,700	3,667
MTU Aero Engines AG	9,752	4,072
NICE Information Service Co., Ltd.	143,029	1,688
Nordson Corp.	8,257	1,985
S-1 Corp.	54,645	2,735
Saia, Inc.(5)	4,794	1,565
Spirax Group plc	39,304	3,613
Uber Technologies, Inc.(5)	76,056	6,215
UL Solutions, Inc. Class A	26,039	2,053
VAT Group AG	7,528	3,668
Watsco, Inc.	4,532	1,527
Zurn Elkay Water Solutions Corp.	53,177	2,472
		72,407

Information Technology—14.9%
Alten S.A.	40,547	3,452
Amphenol Corp. Class A	120,859	16,333
Bentley Systems, Inc. Class B	51,943	1,982
Bouvet ASA	449,284	2,746
Cadence Design Systems, Inc.(5)	15,836	4,950
Kainos Group plc	121,419	1,643
Monolithic Power Systems, Inc.	4,311	3,907
NVIDIA Corp.	93,801	17,494
Riken Keiki Co., Ltd.	130,200	2,660
ServiceNow, Inc.(5)	31,625	4,845
ServiceTitan, Inc. Class A(5)	15,303	1,630
Shopify, Inc. Class A(5)	49,268	7,931
Snowflake, Inc. Class A(5)	31,015	6,803
Sopra Steria Group	13,226	2,403
Teledyne Technologies, Inc.(5)	3,919	2,002
Trimble, Inc.(5)	18,820	1,474
Universal Display Corp.	14,734	1,721
Workday, Inc. Class A(5)	18,688	4,014
Zebra Technologies Corp. Class A(5)	5,837	1,417
		89,407

Materials—1.9%
Corp. Moctezuma SAB de C.V.	943,523	4,244
Ecolab, Inc.	14,346	3,766
Forterra plc	659,129	1,647
	Shares	Value

Materials—continued
Ibstock plc	886,281	$1,668
		11,325

Real Estate—0.5%
CoStar Group, Inc.(5)	44,668	3,003
Total Common Stocks (Identified Cost $239,666)		370,466

Affiliated Mutual Funds—12.7%
Fixed Income Funds—12.7%
Virtus Newfleet ABS MACS(6)(7)	2,060,081	20,457
Virtus Newfleet CMBS MACS(6)(7)	1,169,858	11,745
Virtus Newfleet Floating Rate MACS(6)(7)	968,426	9,365
Virtus Newfleet High Yield MACS(6)(7)	976,412	9,579
Virtus Newfleet RMBS MACS(6)(7)	2,487,729	25,250
Total Affiliated Mutual Funds (Identified Cost $76,597)		76,396

Affiliated Exchange-Traded Fund—0.4%
Financials—0.4%
Virtus Newfleet Securitized Income ETF(6)(7)	95,902	2,326
Total Affiliated Exchange-Traded Fund (Identified Cost $2,343)		2,326

Total Long-Term Investments—97.8% (Identified Cost $464,353)		586,865

TOTAL INVESTMENTS—97.8% (Identified Cost $464,353)		$586,865
Other assets and liabilities, net—2.2%		13,234
NET ASSETS—100.0%		$600,099

Abbreviations:
ABS	Asset-Backed Securities
ADR	American Depositary Receipt
BDC	Business Development Companies
CMBS	Commercial Mortgage-Backed Securities
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
MACS	Managed Account Completion Shares
MSCI	Morgan Stanley Capital International
plc	Public Limited Company
RMBS	Residential Mortgage-Backed Securities
S&P	Standard & Poor’s
ULC	Unlimited Liability Company

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to a value of $25,260 or 4.2% of net assets.

(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	No contractual maturity date.
(4)	Amount is less than $500 (not in thousands).
(5)	Non-income producing.
(6)	Affiliated investment.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	75%
United Kingdom	4
Japan	3
France	2
Brazil	2
Italy	2
Germany	1
Other	11
Total	100%
† % of total investments as of December 31, 2025.
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$30,518	$—	$30,518
Foreign Government Securities	6,816	—	6,816
Mortgage-Backed Securities	35,022	—	35,022
Corporate Bonds and Notes	65,321	—	65,321
Equity Securities:
Common Stocks	370,466	370,466	—
Affiliated Exchange-Traded Fund	2,326	2,326	—
Affiliated Mutual Funds	76,396	76,396	—
Total Investments	$586,865	$449,188	$137,677
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Schedule of Investments

VIRTUS TACTICAL ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.